BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Basis Of Presentation [Abstract]
BASIS OF PRESENTATION [Text Block]

2. BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with and using accounting policies in full compliance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and Interpretations of the International Financial Reporting Interpretations Committee ("IFRIC"), effective for the Company's year ended December 31, 2022.

The Board of Directors approved the consolidated financial statements for issue on February 28, 2023.

The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates (Note 3b).

These consolidated financial statements are presented in the Company's functional currency of US dollars and include the accounts of the Company and its wholly owned subsidiaries: Endeavour Management Corp., Endeavour Gold Corporation S.A. de C.V., EDR Silver de Mexico S.A. de C.V. SOFOM , Minera Santa Cruz Y Garibaldi S.A de C.V., Metalurgica Guanaceví S.A. de C.V., Minera Plata Adelante S.A. de C.V., Refinadora Plata Guanaceví S.A. de C. V., Minas Bolañitos S. A. de C.V., Guanaceví Mining Services S.A. de C.V., Recursos Humanos Guanaceví S.A. de C.V., Recursos Villalpando S.A. de C.V., Servicios Administrativos Varal S.A. de C.V., Minera Plata Carina SPA, MXRT Holding Ltd., Compania Minera del Cubo S.A. de C.V., Minas Lupycal S.A. de C.V., Metales Interamericanos S.A. de C.V., Oro Silver Resources Ltd., Minera Oro Silver de Mexico S.A. de C.V. disposed of on September 9, 2022 (Note 8 (d)), Terronera Precious Metals S.A. de C.V, Minera Pitarrilla S.A. de C. V. (formerly SSR Durango S.A de C.V.), Endeavour USA Holdings and Endeavour USA Corp. All intercompany transactions and balances have been eliminated upon consolidation of these subsidiaries.